Assets Classified As Held For Sale/ Liabilities Associated With Assets Classified As Held For Sale – Summary of Assets And Liabilities Classified As Held For Sale (Detail) - USD ($)
$ in Thousands
	Apr. 30, 2023	Apr. 30, 2022		May 01, 2021 [1]	Apr. 30, 2021		Apr. 30, 2020	[1]
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Goodwill	$ 0	$ 7,477	[1]	$ 7,557	$ 7,557
Property, plant and equipment	238,600	16	[1]	20
Intangible assets	311	4,640	[1]	5,205
Fiduciary bank balances	785	1,487	[1]	1,874
Cash and cash equivalents	152,930	14,337	[1]	53,631	$ 53,631	[1]	$ 25,317
Total assets classified as held for sale	307,422	379,242	[1]	342,356
Client's monies held on trust	428	847	[1]	1,173
Other payables and accruals	3,253	3,447
Deferred tax liability	0	(735)	[1]	(885)
Total liabilities associated with assets classified as held for sale	(138,513)	$ (13,648)	[1]	$ (17,488)
Disposal groups classified as held for sale [member]
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Goodwill	7,484
Property, plant and equipment	3
Intangible assets	3,505
Accounts and other receivables	27
Prepayments, deposits and other receivables	1
Fiduciary bank balances	330
Cash and cash equivalents	731
Total assets classified as held for sale	12,081
Client's monies held on trust	(23)
Other payables and accruals	(408)
Deferred tax liability	(599)
Total liabilities associated with assets classified as held for sale	$ (1,030)

[1]	The comparative consolidated financial statements have been re-presented from Hong Kong dollar to US$ to reflect the Company’s change in presentation currency. See note 1.